Financial Liabilities: Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Financial Liabilities: Interest-bearing Loans and Borrowings
Financial Liabilities: Interest-bearing Loans and Borrowings

Note 25

Financial Liabilities: Interest-bearing Loans and
Borrowings

As of 31 December 2024				Committed (EUR millions)			Related derivatives contracts
								IRS nominal
EUR Millions	Interest rate	Maturity	Covenants	Utilised	Repayments	Unutilised	Average IRS rate	(EUR millions)
Secured
Green Corporate Facility (RCF + term loan)	3 months EURIBOR + 2% - 2.75%	2031	Yes - refer to page 213	262	(6)	188	2.7%	247
Green Corporate Facility - Guarantee	0.80% - 1.20%	2026		119	—	81
Total Green Corporate Facility				381	(6)	269
P-Class Facility¹	3 months EURIBOR + 1.5%	2035	Yes - refer to page 213	210	(4)	211	3.0%	105.1
M-Class Facility I & II	3 months EURIBOR + 2.5%	2035	Yes - refer to page 213	—	—	420
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	Yes - refer to page 213	125	—	—
Total (excluding Guarantee facility)				5972	(10)	819
1For the P-Class Facility, up to EUR 425 million, EUR 214 million was available for Wind Peak of which EUR 210 million has been utilised and the remaining EUR 4 million lapsed.
2The difference between EUR 597 million and the carrying amount of EUR 571 million is mainly related to interest and fees.

Green Corporate Facility (formerly referred to as “New debt Facility”)

On 29 June 2022, the Company entered into a Senior Secured Green Revolving Credit Facility (“RCF”) of a 3-year term loan of EUR 185 million with DNB Bank ASA. In June 2023, the Debt Facility was amended to increase the guarantee facility to EUR 60 million and to increase the committed revolving credit facility to EUR 250 million, resulting in an increase of the aggregate Debt Facility to EUR 310 million. The above was refinanced and the Group entered into the new RCF, as explained below.

In connection with the Business Combination, on 7 December 2023 the Company entered into a new senior secured credit and guarantee facilities (the "Green Corporate Facility") of up to EUR 550 million providing for (i) a revolving credit facility of up to EUR 250 million (5 year tenor) (RCF - A), (ii) a revolving credit facility of up to EUR 100 million (18 months tenor) (RCF - B), (iii) a term loan of up to EUR 100 million (8.5 year tenor) guaranteed by The Danish Export and Investment Fund of Denmark (EIFO) and (iv) an uncommitted guarantee facility of up to EUR 100 million. The Green Corporate Facility has similar terms and conditions as the existing Debt Facility. The change of control provisions are similar to those included in the P-Class Facility (as described below).

On 6 August 2024, the Group achieved an extension of the RCF - B to 19 June 2027 and the increase from EUR 100 million to EUR 200 million in uncommitted guarantee lines. Total drawings within the entire loan facility will offer a maximum of EUR 450 million until the maturity of the RCF - B and thereafter a maximum of EUR 350 million for the remaining period of the loan facility.

The Company has utilised EUR 262 million of the total EUR 450 million available under the RCF. These funds were used to finance the main crane upgrades for Wind Orca and Wind Osprey.

Note 25

Financial Liabilities: Interest-bearing Loans and
Borrowings

Continued from previous page

In 2023, the Group repaid the outstanding amounts of Eneti’s previous Credit Facility, which amounted to USD 59.4 million (of which Eneti repaid USD 12.6 million in October 2023 from the proceeds from the sale of Seajacks Hydra, Seajacks Leviathan and the Seajacks Kraken). In addition, the Group has repaid the amounts under its own Debt Facility amounting to EUR 115 million. The full repayment of the senior debt facility generated a finance cost for the write off of borrowing costs of approximately EUR 1.8 million in 2023.

At the end of the reporting period, EUR 188 million remains unutilised from the RCF.

Holdco Facility

On 15 November 2023, the Group entered into an unsecured Holdco Facility in an aggregate amount of EUR 50 million (tenor of five years) with HSBC. The financing includes a non-committed accordion option of up to EUR 50 million. The purpose of the Holdco Facility is, among others, partial funding of the wind installation activities of the Group and general corporate purposes. The facility includes customary financial and other covenants.

On 7 February 2024, the Group secured additional capital, increasing the Holdco Facility from EUR 50 million to EUR 80 million. On 26 August 2024, the Company further increased the capacity available to it under its unsecured corporate term loan facility, with the lender commitments thereunder increased by EUR 45 million, bringing the total capacity available to EUR 125 million. As of 31 December 2024, the full funding available under the Holdco Facility was utilised.

M-Class Facility I & II

On 16 August 2024, the Company successfully refinanced the USD 436 million Senior Secured Green Term Loan Facility (M-Class Facility) previously entered into by Eneti in respect of the two M-Class newbuilds the Group acquired upon the completion of its business combination with Eneti. The replacement facilities – one for each M-Class vessel (M-Class Facility I and M-Class Facility II) – have been entered into on materially improved terms, reflecting Cadeler’s strong credit story and strengthened market position. This refinancing, supported by a broad banking group as well as several export credit agencies, secures an aggregate of EUR 420 million in post-delivery financing.

P-Class Facility

Further, Cadeler A/S and two of its subsidiaries, WIND N1064 Limited and Wind Pace Limited (formerly referred as to N1063 Ltd), entered into a Sinosure-backed green term loan facility of up to EUR 425 million (12 year tenor) (the “P-Class Facility”) in December 2023 to finance the purchase of P-Class newbuilds. The funds under the P-Class Facility have been borrowed by WIND N1064 Limited and Wind Pace Limited (the future owners of the P-Class newbuilds) and may not be reborrowed once repaid.

On 12 August 2024, the Company has drawn EUR 210 million under the P-Class Facility to finance the final instalment for the delivery of the first P-Class Vessel in the same month.

Covenants

The Group debt facilities include the following covenants:

All debt facilities

-	Minimum Free Liquidity: Freely available cash and cash equivalents of i) the higher of EUR 35,000,000 or 5% of gross interest - bearing debt, if the ratio of forward-looking contract cash flow to net interest - bearing debt is above 50% or ii) EUR 50,000,000 or an amount equal to 7.5% of the gross interest - bearing debt at all other times.
-	Equity Ratio: The ratio of book equity to total assets at all times to be minimum 35%.

Note 25

Financial Liabilities: Interest-bearing Loans and
Borrowings

Continued from previous page

-	Working capital: the working capital shall be higher than zero (0).
-	Minimum security value (loan – to - value for individual debt facilities).

Additional items included in Green Corporate Facility

-	if at any reported quarter the aggregated loans exceed 80% of the forward-looking expected cash revenues from legally binding contracts, the Contracted Cash Flows, the Borrower shall prepay the exceeding part of the Loans within five (5) Business Days.

Additional items included in Holdco Facility

-	the Group is subject to a debt service coverage ratio where cash flow available for debt service (including available liquidity covering cash, cash equivalents and undrawn Green Corporate Facility) at the Parent Company must be above Debt service cash flow related to the Holdco Facility (2:1).

Additional items included in M-Class Facility I & II

-	the Group is required to maintain a certain number of the employees in Denmark.

All covenants are tested half-yearly, at 30 June and 31 December. The Group is in compliance with all covenants.

As of the reporting date, M-Class facility I & II remain unutilised. Given their non-utilisation, no assessment of compliance with associated covenants has been necessary up to this point. These covenants, if applicable, will require assessment upon utilisation of the facilities and contain customary financial and other covenants, including certain change of control provisions, similar to those disclosed for the utilised facilities.

Additionally, the Group is in compliance with the below requirements:

Restriction on dividends: the Company is not permitted to pay any dividends or other distributions without lenders written consent. Across the Group’s Debt Facilities, dividends and distributions should not exceed 50% of the consolidated net profit for the respective year and the net interest bearing debt to EBITDA ratio should not be lower than 2.75:1. Further, in the Holdco Facility, the Company is not allowed to make any distributions before the delivery of the P-Class, the first two A-Class and M-Class vessels.

Change of control: If any person or group of persons (other than Swire Pacific, Scorpio Group or the BW Group) acting in concert directly or indirectly gains control of 25% or more of the voting and/or ordinary shares of the Borrower, the Agent (acting on instructions from the majority lenders) may by written notice of sixty (60) days cancel the total commitments and demand prepayment of all amounts outstanding under the facilities.

Accounting policies

Debt to credit institutions etc. is recognised at the time of borrowing at fair value after deduction of transaction costs incurred. Subsequently, the financial liabilities are measured at amortised cost using the "effective interest method", so that the difference between the proceeds and the nominal value is recognised in the statement of profit and loss under financial expenses over the loan period.

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires.

Note 25

Financial Liabilities: Interest-bearing Loans and
Borrowings

Continued from previous page

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts of the asset and the liability is recognised in the statement of profit and loss.